Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Loans Principal, Interest and Financing Service Fee Receivables - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Principal, Interest and Financing Service Fee Receivables [Abstract]
Loans principal, interest and financing service fee receivables	¥ 9,189,524,787	¥ 8,993,547,621
- Individually assessed	(39,913,947)	(12,247,836)
- Collectively assessed	(685,916,740)	(727,055,237)
Subtotal	(725,830,687)	(739,303,073)
Net loans principal, interest and financing service fee receivables of home equity loan	8,463,694,100	8,254,244,548
Corporate loans:
Loans principal, interest and financing service fee receivables	626,229,041	463,254,567
Less: allowance for credit losses	(55,964,409)	(24,693,114)
Net loans principal, interest and financing service fee receivables of corporate loan	570,264,632	438,561,453
Net loans principal, interest and financing service fee receivables	¥ 9,033,958,732	¥ 8,692,806,001